Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of issued securities from the calculation of fully diluted share

	As of December 31,
	2025	2024	2023
Options	419,370,000	419,970,000	411,970,000
Warrants	5,700,501,500	5,700,501,500	5,188,501,500
Total	6,119,871,500	6,120,471,500	5,600,471,500